                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here is Amendment [_]; Amendment Number:

   The Amendment (Check only one.):   [_] is a restatement.
                                      [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:     First Interstate Bank
Address:  401 North 31/st/ Street
          Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. McCann
Title:    Vice President
Phone:    406-255-5132
Signature, Place, and Date of Signing:

         /s/ Richard A. McCann
         ----------------------     Billings, MT      October 15, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                               13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:           117

Form 13F Information Table Value Total:  $326,651,899

List of Other Included Managers:                 NONE

13F REPORT OF MANAGED ASSETS

                                                                       INVESTMENT DIRECTION      VOTING AUTHORITY
                                                                       -------------------- --------------------------
                                                    MARKET
NAME OF ISSUER                    TYPE    CUSIP      VALUE   SHARES/PV  SOLE   SHARED OTHER  SOLE   SHARED    OTHER
-------------------------------- ------ --------- ---------- --------- ------- ------ ----- ------- ------ -----------
Aflac Inc                        Equity 001055102    204,639     4,274   4,274      0     0   4,274      0           0
Abbott Laboratories              Equity 002824100  5,339,590    77,882  70,631  7,251     0  74,526  1,382       1,974
Alcoa Inc                        Equity 013817101    154,520    17,450  17,450      0     0  17,450      0           0
Altria Group Inc                 Equity 02209S103    689,003    20,635  17,385  3,250     0  18,295      0       2,340
American Express Company         Equity 025816109    286,404     5,037   4,865    172     0   5,037      0           0
Amgen Inc                        Equity 031162100    316,088     3,750   3,750      0     0   3,750      0           0
Angle Energy Inc                 Equity 034760207     99,375    25,000       0 25,000     0       0 20,000       5,000
Apache Corporation               Equity 037411105  4,143,297    47,916  46,063  1,853     0  47,506      0         410
Apple Computer Inc               Equity 037833100 14,328,081    21,478  20,302  1,176     0  21,212      0         266
Applied Materials Inc            Equity 038222105    119,466    10,700  10,700      0     0  10,700      0           0
The Arbitrage Fund - I           Equity 03875R205    161,336    12,363  12,363      0     0  12,363      0           0
BB&T Corporation                 Equity 054937107  3,580,948   107,990 103,292  4,698     0 107,628      0         362
BP PLC Formerly BP Amoco PLC
  Sponsored ADR                  Equity 055622104    383,443     9,052   7,805  1,247     0   9,052      0           0
Baker Hughes Inc                 Equity 057224107  6,207,365   137,240 131,734  5,506     0 136,776      0         464
Bankers Petroleum Ltd            Equity 066286303     59,780    20,000       0 20,000     0       0 20,000           0
Berkshire Hathaway Inc Del Cl A  Equity 084670108    530,800         4       0      4     0       4      0           0
Berkshire Hathaway Inc - Cl B    Equity 084670702  5,779,305    65,525  59,647  5,878     0  65,198    100         227
BHP Billiton Limited ADR         Equity 088606108  3,584,804    52,249  49,414  2,835     0  51,832      0         417
Boeing Company                   Equity 097023105    221,938     3,189   3,149     40     0   3,189      0           0
Bristol Myers Squibb Company     Equity 110122108    559,204    16,569  14,419  2,150     0  16,569      0           0
Canadian Energy Services &
  Technology Corp                Equity 13566W108    119,240    11,000       0 11,000     0       0  6,000       5,000
Caterpillar Inc                  Equity 149123101  5,681,479    66,033  62,653  3,380     0  65,306      0         727
Chevron Corp                     Equity 166764100  9,914,011    85,055  79,394  5,661     0  83,897    397         761
Cisco Systems Inc                Equity 17275R102  5,830,238   305,328 289,685 15,643     0 300,091      0       5,237
Citigroup Inc                    Equity 172967424  5,363,528   163,922 156,160  7,762     0 162,689      0       1,233
Coca Cola Company                Equity 191216100    435,967    11,494  11,494      0     0  11,494      0           0
Conocophillips                   Equity 20825C104  1,311,252    22,932  21,519  1,413     0  22,932      0           0
Costco Wholesale Corporation     Equity 22160K105  4,235,466    42,287  39,423  2,864     0  41,763      0         524
Danaher Corporation              Equity 235851102    304,207     5,516   4,896    620     0   4,896      0         620
Deere & Company                  Equity 244199105  5,024,650    60,927  57,978  2,949     0  60,510      0         417
Dell Inc                         Equity 24702R101    100,462    10,194  10,000    194     0  10,194      0           0

FIBWM                                                                                                      Page 1 of 4

13F REPORT OF MANAGED ASSETS

                                                                          INVESTMENT DIRECTION         VOTING AUTHORITY
                                                                         ----------------------- ----------------------------
                                                      MARKET
NAME OF ISSUER                      TYPE    CUSIP      VALUE   SHARES/PV   SOLE    SHARED  OTHER   SOLE    SHARED    OTHER
---------------------------------- ------ --------- ---------- --------- --------- ------- ----- --------- ------ -----------
Disney Walt Co Holdings            Equity 254687106  5,247,344   100,370    95,352   5,018     0    99,295      0       1,075
Du Pont E I De Nemours &
  Company                          Equity 263534109  4,612,222    91,749    86,874   4,875     0    90,772      0         977
EMC Corporation                    Equity 268648102  7,553,763   276,999   262,711  14,288     0   273,574      0       3,425
Emerson Electric Company           Equity 291011104  4,936,380   102,266    96,898   5,368     0   101,351      0         915
Exelon Corporation                 Equity 30161N101  3,689,788   103,704    98,023   5,681     0   102,636      0       1,068
Exxon Mobil Corporation            Equity 30231G102  9,804,720   107,214    99,714   7,500     0   106,319      0         895
FMI Large Cap Fund                 Equity 302933205    444,671    25,585    25,585       0     0    25,585      0           0
First Interstate Bancsystem
  Inc - Cl A                       Equity 32055Y201    648,127    43,324    38,894   4,430     0    37,484      0       5,840
Fluor Corporation                  Equity 343412102    345,503     6,139     6,139       0     0     6,139      0           0
Ford Motor Company                 Equity 345370860  5,965,428   605,013   580,117  24,896     0   598,727      0       6,286
General Electric Company           Equity 369604103  6,062,162   266,938   248,598  18,340     0   264,803      0       2,135
Gilead Sciences Inc.               Equity 375558103  4,545,529    68,529    66,063   2,466     0    68,275      0         254
Glacier Bancorp Inc                Equity 37637Q105    282,974    18,151    18,151       0     0    15,687      0       2,464
Glaxo Smithkline Sponsored ADR     Equity 37733W105    210,207     4,546       200   4,346     0       259  2,000       2,287
Goldcorp Inc                       Equity 380956409    444,745     9,700         0   9,700     0         0  8,000       1,700
Goldman Sachs High Quality
  Floating Rate Fund               Equity 38141W208    693,285    78,962    69,988   8,974     0    78,962      0           0
Google Inc                         Equity 38259P508  7,621,959    10,102     9,711     391     0    10,065      0          37
Harbor Commodity Real Return
  Strategy Fd- Ins                 Equity 411511397 13,118,712 1,712,626 1,606,550 106,075     0 1,700,734  5,663       6,229
Heartland Financial USA Inc        Equity 42234Q102    236,076     8,657     8,657       0     0     4,328      0       4,329
Home Depot Inc                     Equity 437076102    205,318     3,401     1,535   1,866     0     1,914      0       1,487
Huntington Bancshares Inc          Equity 446150104  3,362,043   487,606   465,187  22,419     0   485,813      0       1,793
Illinois Tool Works Inc            Equity 452308109  5,052,571    84,960    80,933   4,027     0    84,608      0         352
Intel Corporation                  Equity 458140100  4,693,980   207,194   193,162  14,032     0   204,668      0       2,526
International Business Machines
  Corporation                      Equity 459200101  7,807,796    37,637    35,896   1,741     0    37,242      0         395
i Shares DJ US Energy Sector       Equity 464287796    200,355     4,750     4,750       0     0     4,750      0           0
iShares S&P Pref Stock Index Fund  Equity 464288687  2,544,742    63,842    63,492     350     0    63,142      0         700
JP Morgan Chase & Company          Equity 46625H100 10,436,837   257,827   246,221  11,606     0   255,739      0       2,088
Johnson & Johnson                  Equity 478160104    345,308     5,011     1,273   3,738     0     2,911    600       1,500
Johnson Controls Inc               Equity 478366107  3,655,270   133,404   127,181   6,223     0   132,969      0         435
Highbridge Dynamic Commodities
  Strategy Fd                      Equity 48121A670    253,431    15,596    15,596       0     0    15,596      0           0
JP Morgan Small Cap Equity Fund
  - Inst                           Equity 4812A1373    419,720    10,133    10,133       0     0    10,133      0           0

FIBWM                                                                                                             Page 2 of 4

13F REPORT OF MANAGED ASSETS

                                                                              INVESTMENT DIRECTION      VOTING AUTHORITY
                                                                              -------------------- --------------------------
                                                           MARKET
NAME OF ISSUER                           TYPE    CUSIP      VALUE   SHARES/PV  SOLE   SHARED OTHER  SOLE   SHARED    OTHER
--------------------------------------- ------ --------- ---------- --------- ------- ------ ----- ------- ------ -----------
JP Morgan US Large Cap Core Plus
  Fund- Sel                             Equity 4812A2389    764,465    33,008  33,008      0     0  33,008      0           0
JP Morgan Large Cap Growth Fd- Sel      Equity 4812C0530    776,622    31,506  31,506      0     0  31,506      0           0
JP Morgan US Real Estate Fund- Sel      Equity 4812C0613    516,379    28,720  28,720      0     0  28,720      0           0
JPMorgan High Yield Fund - Inst         Equity 4812C0803    757,138    93,705  93,705      0     0  93,705      0           0
Kraft Foods Inc                         Equity 50075N104  5,442,983   131,632 124,905  6,727     0 130,403      0       1,229
MDU Resources Group Inc                 Equity 552690109  1,635,809    74,220  12,534 61,686     0  12,534      0      61,686
McDonalds Corporation                   Equity 580135101  8,000,325    87,197  83,228  3,969     0  86,325      0         872
McKesson Corporation                    Equity 58155Q103  4,942,424    57,450  55,219  2,231     0  56,827      0         623
Merck & Co Inc                          Equity 58933Y105  6,355,825   140,943 128,550 12,393     0 134,933  2,500       3,510
Microsoft Corporation                   Equity 594918104    575,916    19,352  11,311  8,041     0  12,667  1,000       5,685
National Oilwell Varco Inc              Equity 637071101    371,630     4,639   4,474    165     0   4,639      0           0
NextEra Energy Inc                      Equity 65339F101  5,487,709    78,028  73,545  4,483     0  76,990      0       1,038
Northern Trust Corporation              Equity 665859104  3,813,317    82,157  77,904  4,253     0  81,935      0         222
Oracle Corporation                      Equity 68389X105  6,162,636   195,888 187,403  8,485     0 194,371      0       1,517
Oppenheimer Developing Markets
  Fund- Y                               Equity 683974505 11,609,296   345,618 329,028 16,590     0 341,439  1,965       2,214
Osisko Mining Corp                      Equity 688278100    109,076    11,000       0 11,000     0       0 10,000       1,000
Pace Oil and Gas Ltd                    Equity 69374D104    150,380    51,855       0 51,855     0       0 44,855       7,000
Pengrowth Energy Corp                   Equity 70706P104     69,557    10,320       0 10,320     0       0  8,600       1,720
Penney J C Inc                          Equity 708160106    301,196    12,400  12,400      0     0  12,400      0           0
Pepsico Inc                             Equity 713448108  6,638,084    93,798  89,005  4,793     0  93,088      0         710
Philip Morris International             Equity 718172109  5,726,480    63,670  60,650  3,020     0  63,430      0         240
Phillips 66                             Equity 718546104    601,419    12,970  12,363    607     0  12,970      0           0
Plum Creek Timber Company Inc           Equity 729251108    248,441     5,667   5,667      0     0   5,667      0           0
Procter & Gamble Company                Equity 742718109  7,696,671   110,967 106,149  4,818     0 110,613      0         354
Qualcomm Inc                            Equity 747525103  5,920,344    94,771  89,751  5,020     0  94,032      0         739
RidgeWorth Instl US Gov Sec Ultra Shrt
  Bond-I                                Equity 76628T439    681,629    66,826  60,658  6,169     0  64,862  1,965           0
Ross Stores Inc.                        Equity 778296103    256,099     3,965   2,000  1,965     0   3,965      0           0
SPDR Trust Unit Series 1                Equity 78462F103    636,491     4,421   4,221    200     0   4,421      0           0
Schlumberger Limited                    Equity 806857108  7,008,705    96,899  90,939  5,960     0  95,128      0       1,771
Silver Wheaton Corporation              Equity 828336107    436,810    11,000       0 11,000     0       0 11,000           0
Southern Company                        Equity 842587107    210,816     4,574   4,324    250     0   4,574      0           0

FIBWM                                                                                                             Page 3 of 4

13F REPORT OF MANAGED ASSETS

                                                                         INVESTMENT DIRECTION       VOTING AUTHORITY
                                                                         --------------------- ---------------------------
                                                     MARKET
NAME OF ISSUER                     TYPE    CUSIP      VALUE    SHARES/PV  SOLE   SHARED  OTHER  SOLE   SHARED     OTHER
--------------------------------- ------ --------- ----------- --------- ------- ------- ----- ------- ------- -----------
TCW Select Equities Fund - Inst   Equity 87234N302   2,789,121   136,588 133,568   3,019     0 134,389       0       2,199
Target Corporation                Equity 87612E106   5,161,190    81,317  76,598   4,719     0  80,155       0       1,162
Teva Pharmaceutical Industries
  Limited ADR                     Equity 881624209   3,541,176    85,515  80,483   5,032     0  84,690       0         825
3M Company                        Equity 88579Y101     332,342     3,596   2,171   1,425     0   2,471       0       1,125
Travelers Companies Inc           Equity 89417E109     313,655     4,595   4,100     495     0   4,595       0           0
ML Arthur Street Fund III         Equity 8Y3L49998     225,400       230     230       0     0     230       0           0
Twin Butte Energy LTD             Equity 901401307     114,520    40,000       0  40,000     0       0  35,000       5,000
U S Bancorp Del                   Equity 902973304   5,342,088   155,746 147,878   7,868     0 153,865       0       1,881
Union Pacific Corporation         Equity 907818108     360,492     3,037   3,037       0     0   3,037       0           0
MFC United States 12 Mo Oil Fund  Equity 91288V103     241,944     6,000   6,000       0     0   6,000       0           0
Unitedhealth Group Inc            Equity 91324P102   4,119,179    74,340  71,153   3,187     0  74,104       0         236
Vanguard Short-Term Federal
  Fund- Adm                       Equity 922031844   1,010,942    92,747  92,208     539     0  90,449   2,298           0
Vangaurd Growth Index Fund-
  Signal                          Equity 922908470     300,284     8,701       0   8,701     0   8,701       0           0
Verizon Communications            Equity 92343V104     207,617     4,556   2,858   1,698     0   3,012       0       1,544
Waste Management Inc              Equity 94106L109   4,664,272   145,395 137,794   7,601     0 144,854       0         541
Wells Fargo & Company             Equity 949746101     481,348    13,940  13,441     499     0  13,940       0           0
Sugarland Enterprises Inc         Equity 998000483   2,311,980   115,599       0 115,599     0       0       0     115,599
Fractional American Intl Group
  (1/100,000)                     Equity ACG874152           0    52,004  52,004       0     0  52,004       0           0
ETFS Grains DJ - UBSCISM          Equity G3204Q350     117,800    19,000  19,000       0     0  19,000       0           0
Industrias Penoles S.A. DE C.V.   Equity P55409141     240,290     5,000       0   5,000     0       0   5,000           0
Marine Harvest ASA                Equity R2326D105      32,000    40,000       0  40,000     0       0  40,000           0
Zhaojin Mining Industry Co Ltd    Equity Y988A6104     323,080   197,000       0 197,000     0       0 180,000      17,000
Hannans Reward Ltd                Equity ZZ7823375       5,655   195,000 195,000       0     0 195,000       0           0
Errawarra Resources LTD           Equity ZZC990137           0    50,000  50,000       0     0  50,000       0           0
                                                   326,651,899

                                             * * * END OF ASSET REPORT * * *

                                          117   ASSETS REPORTED OF 41297 ASSETS ON FILE
FIBWM                                                                                                          Page 4 of 4